Derivative and Other Fair Value Instruments (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Available for Sale
Other assets, amortized cost	$ 675	$ 675
Other assets, Unrealized Gains	1,539	875
Other assets, Unrealized Losses	0	0
Other assets, Book/Fair value	2,214	1,550
Interest and Other income	0	0
Other Available-for-Sale Securities [Member]
Available for Sale
Other assets, amortized cost	675	675
Other assets, Unrealized Gains	1,539	875
Other assets, Unrealized Losses	0	0
Other assets, Book/Fair value	2,214	1,550
Interest and Other income	$ 0	$ 0